Debt (Details) $ / shares in Units, $ in Thousands	9 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	May 31, 2023 $ / shares shares	Dec. 31, 2022 shares
Debt [Line Items]
Purchase warrant (in Shares) | shares	400,000	132,464
Proceeds allocated to warrants	$ 1	$ 908
Warrant to purchase additional shares (in Shares) | shares		15,000
Notes payable related parties		$ 524
Aggregate principal amount		1,525
Original purchase amount	1,000
Carrying amount			$ 1,512
Common stock at exercise prices (in Dollars per share) | $ / shares	$ 0.01
Warrant [Member]
Debt [Line Items]
Purchase warrant (in Shares) | shares	28,000				300,000
Proceeds allocated to warrants	$ 155
Warrant to purchase additional shares (in Shares) | shares	25,000
Two Promissory Note [Member]
Debt [Line Items]
Principal amount	$ 775
One Promissory Note [Member]
Debt [Line Items]
Principal amount		250
Repaid principal amount		400
Notes Payable [Member]
Debt [Line Items]
Principal amount	100
Repaid principal amount		418
Remaining principal balance	2,495		444
Fair value	$ 10	$ 528
Notes Payable [Member] | Warrant [Member]
Debt [Line Items]
Purchase warrant (in Shares) | shares	201,965
Note One [Member]
Debt [Line Items]
Principal amount	$ 531
Promissory Notes [Member]
Debt [Line Items]
Principal amount	854
Remaining principal balance	$ 723
Bear interest	7.00%
Promissory Notes [Member] | Warrant [Member]
Debt [Line Items]
Exercise price per share (in Dollars per share) | $ / shares		$ 0.01
SAFEs [Member]
Debt [Line Items]
Carrying amount	$ 1,512
Convertible Notes [Member]
Debt [Line Items]
Bore interest percentage	16.00%
Conversion price per share (in Dollars per share) | $ / shares	$ 6.84
Carrying amount of equity	$ 206
Minimum [Member]
Debt [Line Items]
Percentage of interest at rates	6.00%
Exercise price per share (in Dollars per share) | $ / shares	$ 0.01
Maximum [Member]
Debt [Line Items]
Percentage of interest at rates	76.00%
Exercise price per share (in Dollars per share) | $ / shares	$ 2
Common Stock [Member]
Debt [Line Items]
Warrants to purchase aggregate shares (in Shares) | shares	103,000
Common Stock [Member] | Warrant [Member]
Debt [Line Items]
Purchase warrant (in Shares) | shares				500,000
Exercise price per share (in Dollars per share) | $ / shares				$ 0.01
Measurement Input, Price Volatility [Member]
Debt [Line Items]
Warrant measurement input				53.8
Measurement Input, Price Volatility [Member] | Warrant [Member]
Debt [Line Items]
Warrant measurement input	55.1
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Debt [Line Items]
Warrant measurement input
Measurement Input, Risk Free Interest Rate [Member]
Debt [Line Items]
Warrant measurement input				4.1
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Debt [Line Items]
Warrant measurement input	4.8
Measurement Input, Expected Term [Member]
Debt [Line Items]
Warrant measurement input	2
Measurement Input, Expected Term [Member] | Warrant [Member]
Debt [Line Items]
Warrant measurement input	20
Related Party [Member]
Debt [Line Items]
Repaid principal amount		$ 418
Remaining principal balance			$ 444
Aggregate principal balance		$ 524
Related Party [Member] | Promissory Notes [Member]
Debt [Line Items]
Bear interest	7.00%
Convertible Notes [Member] | Notes Payable [Member]
Debt [Line Items]
Principal amount	$ 200
Investor [Member] | Warrant [Member]
Debt [Line Items]
Warrants to purchase aggregate shares (in Shares) | shares	4,000
Director [Member] | One Promissory Note [Member]
Debt [Line Items]
Principal amount	$ 150
Debt Instrument, Periodic Payment	$ 4
Class A Common Stock [Member]
Debt [Line Items]
Purchase warrant (in Shares) | shares	300,000
Exercise price per share (in Dollars per share) | $ / shares	$ 18
Warrants to purchase aggregate shares (in Shares) | shares		210,000
Converted shares (in Shares) | shares	150,953
Class A Common Stock [Member] | Warrant [Member]
Debt [Line Items]
Purchase warrant (in Shares) | shares	130,000
Exercise price per share (in Dollars per share) | $ / shares	$ 0.01
Class A Common Stock [Member] | Convertible Notes [Member]
Debt [Line Items]
Converted shares (in Shares) | shares	30,045